Provisions and contingent liabilities - Provision classification (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current provisions [abstract]
Other non-current provisions		$ 249,596
Classification by maturity [Abstract]
Current provisions	$ 81,039	51,816
Non-current Portion	232,288	249,596
Non-current portion		249,596
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Provision for closure of mining units and exploration projects	2,515,914	1,738,428	$ 1,608,380	$ 1,294,464
Provision for social responsibility	14,659	16,609	$ 18,326	$ 18,010
Accrual of operating costs	7,135	15,938
Workers' profit sharing payable	13,851	17,311
Provisions for Accruals Of Capital Expenditures	36,195	20,147
Total	5,111	7,352
Provisions	2,535,684	1,762,389
Provisions, Other Accruals And Liabilities	2,535,684	1,762,389
Provisions for Accruals Of Capital Expenditures	36,195	20,147
Non-current provisions [abstract]
Other non-current provisions	2,393,956	1,660,603
Classification by maturity [Abstract]
Current provisions	141,728	101,786
Provisions	2,535,684	1,762,389
Non-current portion	2,393,956	1,660,603
Total	5,111	7,352
Sociedad Minera Cerro Verde S.A.A.
Current provisions [abstract]
Other current provisions	12,717	9,625
Non-current provisions [abstract]
Other non-current provisions	231,451	307,974
Classification by maturity [Abstract]
Current portion	12,717	9,625
Non-current portion	231,451	307,974
Sociedad Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	9,399	9,469
Non-current provisions [abstract]
Other non-current provisions	1,226	1,226
Classification by maturity [Abstract]
Current portion	9,399	9,469
Non-current portion	1,226	1,226
Sociedad Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	2,968	156
Non-current provisions [abstract]
Other non-current provisions	219,942	237,387
Classification by maturity [Abstract]
Current portion	2,968	156
Non-current portion	219,942	237,387
Sociedad Minera Cerro Verde S.A.A. | Provision for uncertainty over income tax treatments [Member]
Non-current provisions [abstract]
Other non-current provisions	7,878	12,872
Classification by maturity [Abstract]
Non-current portion	7,878	12,872
Sociedad Minera Cerro Verde S.A.A. | Provision for legal contingencies [member]
Current provisions [abstract]
Other current provisions	350
Classification by maturity [Abstract]
Non-current Portion	2,004	1,924
Current portion	350
Sociedad Minera Cerro Verde S.A.A. | Other Long-term Liabilities [Member]
Non-current provisions [abstract]
Other non-current provisions	401	9,583
Classification by maturity [Abstract]
Non-current portion	$ 401	9,583
Sociedad Minera Cerro Verde S.A.A. | Provision for disputed mining royalties (c )
Non-current provisions [abstract]
Other non-current provisions		44,982
Classification by maturity [Abstract]
Non-current portion		$ 44,982